Schedule of key management personnel (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Fee			$ 71,811	$ 101,966
Salaries and other emoluments			162,726	150,056
Defined contribution plans			19,255	20,218
Total			$ 253,792	$ 272,240
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Fee	$ 50,201	$ 35,639
Salaries and other emoluments	80,690	79,979
Defined contribution plans	10,625	9,358
Total	$ 141,516	$ 124,976